Income Taxes - Schedule of Loss Carry-forward (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Non-capital loss carry-forwards	4,607,338
2015 [Member]
Non-capital loss carry-forwards	398,612
Net-operating carry forward loss, expiration date	2015
2026 [Member]
Non-capital loss carry-forwards	402,360
Net-operating carry forward loss, expiration date	2026
2027 [Member]
Non-capital loss carry-forwards	1,036,715
Net-operating carry forward loss, expiration date	2027
2028 [Member]
Non-capital loss carry-forwards	417,682
Net-operating carry forward loss, expiration date	2028
2029 [Member]
Non-capital loss carry-forwards	472,218
Net-operating carry forward loss, expiration date	2029
2030 [Member]
Non-capital loss carry-forwards	392,771
Net-operating carry forward loss, expiration date	2030
2031 [Member]
Non-capital loss carry-forwards	1,151,052
Net-operating carry forward loss, expiration date	2031
2032 [Member]
Non-capital loss carry-forwards	235,235
Net-operating carry forward loss, expiration date	2032
2033 [Member]
Non-capital loss carry-forwards	100,693
Net-operating carry forward loss, expiration date	2033